Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,033,145.02

Principal:
Principal Collections	$22,956,443.04
Prepayments in Full	$12,210,988.46
Liquidation Proceeds	$556,522.95
Recoveries	$41,923.53
Sub Total	$35,765,877.98
Collections	$38,799,023.00

Purchase Amounts:
Purchase Amounts Related to Principal	$149,484.25
Purchase Amounts Related to Interest	$1,049.51
Sub Total	$150,533.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,949,556.76

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,949,556.76
Servicing Fee	$793,777.54	$793,777.54	$0.00	$0.00	$38,155,779.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,155,779.22
Interest - Class A-2 Notes	$73,659.46	$73,659.46	$0.00	$0.00	$38,082,119.76
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$37,769,477.26
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$37,622,438.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,622,438.76
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$37,554,965.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,554,965.01
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$37,504,979.18
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,504,979.18
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$37,441,839.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,441,839.18
Regular Principal Payment	$34,023,078.34	$34,023,078.34	$0.00	$0.00	$3,418,760.84
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,418,760.84
Residual Released to Depositor	$0.00	$3,418,760.84	$0.00	$0.00	$0.00
Total		$38,949,556.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$34,023,078.34
Total					$34,023,078.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,023,078.34	$63.02	$73,659.46	$0.14	$34,096,737.80	$63.16
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$34,023,078.34	$21.13	$713,940.04	$0.44	$34,737,018.38	$21.57

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$184,148,653.36	0.3410792	$150,125,575.02	0.2780618
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$906,318,653.36	0.5629064	$872,295,575.02	0.5417749

Pool Information
Weighted Average APR	3.993%	3.985%
Weighted Average Remaining Term	44.10	43.25
Number of Receivables Outstanding	50,885	49,901
Pool Balance	$952,533,042.37	$916,157,860.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$912,375,662.45	$877,806,956.38
Pool Factor	0.5786263	0.5565298

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$13,742,367.91
Yield Supplement Overcollateralization Amount	$38,350,904.47
Targeted Overcollateralization Amount	$43,862,285.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,862,285.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		112	$501,742.82
(Recoveries)		41	$41,923.53
Net Losses for Current Collection Period			$459,819.29
Cumulative Net Losses Last Collection Period			$3,034,123.38
Cumulative Net Losses for all Collection Periods			$3,493,942.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.58%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.94%	405	$8,638,442.79
61-90 Days Delinquent	0.09%	42	$841,248.49
91-120 Days Delinquent	0.03%	14	$313,044.26
Over 120 Days Delinquent	0.04%	13	$357,789.89
Total Delinquent Receivables	1.11%	474	$10,150,525.43

Repossession Inventory:
Repossessed in the Current Collection Period		32	$712,122.44
Total Repossessed Inventory		49	$1,158,576.59

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5890%
Preceding Collection Period			0.4277%
Current Collection Period			0.5906%
Three Month Average			0.5358%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1712%
Preceding Collection Period			0.1631%
Current Collection Period			0.1383%
Three Month Average			0.1575%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer